Fair Value Measurements - Rollforward for the Level 3 investments (Details) - USD ($)	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 06, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value Recurring Basis Unobservable Input Reconciliation Asset Gain Loss Statement Of Income Extensible List Not Disclosed Flag			true
FPA assets at December 6, 2021	$ 1,002,789	$ 1,002,789	$ 353,731
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Level 3 Warrant liabilities at March 4, 2021		26,260,000	21,063,972
Working capital loan at ending of balance	21,063,972	21,063,972	1,066,667
Warrant liabilities at the beginning	21,063,972	21,063,972	1,066,667
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
FPA assets at the beginning balance			1,002,789
Change in fair value of FPAs	232,789		(649,058)
FPA assets at the ending balance	1,002,789	1,002,789	353,731
Issuance of loan			1,500,000
Level 3 Warrant liabilities at March 4, 2021			1,002,789
Change in fair value of warrant liabilities		(4,363,000)
Transfers from Level 3 to Level 1 investments		14,000,000
Warrants issued on April 12, 2021 (unaudited)		103,000
Transfer from Level 3 to Level 2 investments		(8,000,000)
Level 3 Warrant liabilities at December 31, 2021	$ 1,002,789	1,002,789
Working capital loan at ending of balance			1,500,000
Warrant liabilities at the beginning			$ 1,500,000
FPA assets at December 6, 2021				$ 770,000
Level 3 | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Level 3 Warrant liabilities at March 4, 2021		$ 26,260,000
Warrant liabilities at the beginning